Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets
	Cost				Accumulated amortization
	Balance at	Additions	Retirements	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during the	at end	beginning	during	during the	at end	December 31,
2018:	of year	the year	year	of year	of year	the year	year	of year	2018
	U.S. dollar in thousands
Technology	1,955	308	-	2,263	1,199	270	-	1,469	794
Contractual customer relations	38	-	-	38	30	6	-	36	2
Goodwill	523	-	-	523	-	-	-	-	523
	2,516	308	-	2,824	1,229	276	-	1,505	1,319

	Cost				Accumulated amortization
	Balance at	Additions	Retirements	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during the	at end	beginning	during	during the	at end	December 31,
2017:	of year	the year	year	of year	of year	the year	year	of year	2017
	U.S. dollar in thousands
Technology	1,955	-	-	1,955	954	245	-	1,199	756
Contractual customer relations	38	-	-	38	24	6	-	30	8
Goodwill	523	-	-	523	-	-	-	-	523
	2,516	-	-	2,516	978	251	-	1,229	1,287

	Cost				Accumulated amortization
	Balance at	Additions	Retirements	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during the	at end	beginning	during	during the	at end	December 31,
2016:	of year	the year	year	of year	of year	the year	year	of year	2016
	U.S. dollar in thousands
Technology	1,955	-	-	1,955	709	245	-	954	1,001
Contractual customer relations	38	-	-	38	18	6	-	24	14
Goodwill	523	-	-	523	-	-	-	-	523
	2,516	-	-	2,516	727	251	-	978	1,538